Trade and Other Receivables - Tabular Disclosure of Trade and Other Receivables (Detail) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepayments, tax receivables and others:
Prepayments for transportation servicesNonCurrent		$ 134,436	$ 34,660
Receivables related to the transfer of conventional assets	[1]	57,194	70,526
Prepayments and other receivables	[2]	11,820	27,414
Value Added Tax ("VAT")		0	462
Turnover tax		164	5
Prepayments And Other Taxes Receivable NonCurrent		203,614	133,067
Financial assets:
Receivables from joint operations		1,243	2,936
Accounts receivable from third parties		29,040	7,804
Receivables from joint operations		5,586	6,581
Gas IV Plan (Note 2.5.3.1)		3,007	1,245
Advances to directors and loans to employees		742	557
Others		632	197
Natural gas surplus injection stimulus program		4,741	0
Current financial assets		43,748	16,384
Loans to employees		411	348
Non-current financial assets		1,654	3,284
Total non-current other receivables		205,268	136,351
Oil and gas accounts receivable (net of allowance of expected credit loss)		77,351	59,787
Trade receivables		77,351	59,787
Receivables related to the transfer of conventional assets	[1]	46,018	86,043
Value Added Tax ("VAT")		90,704	19,713
Prepaid expenses and other receivables		9,322	9,381
Advance payments for transportation services		7,054
Income tax		4,431	13,409
Turnover tax		2,867	385
Prepayments And Other Taxes Receivable Current		160,396	128,931
Other receivables		204,144	145,315
Total current trade and other receivables		$ 281,495	$ 205,102

[1]	Related to the accounts receivable recognized as a result of the Transaction mentioned in Note 1.2.1.
[2]	As of December 31, 2023, includes 14,292 related to prepayment of leases.